Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the period	€ 9,434.4	€ 10,292.5	€ 15.2
Other comprehensive income that may be reclassified to profit or loss in subsequent periods, net of tax
Exchange differences on translation of foreign operations	11.2	8.4	(11.1)
Net other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent periods	11.2	8.4	(11.1)
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods, net of tax
Net gain on equity instruments designated at fair value through other comprehensive income	10.5	0.0	0.0
Remeasurement income / (loss) on defined benefit plans	0.6	0.3	(0.3)
Net other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent periods	11.1	0.3	(0.3)
Other comprehensive income / (loss) for the period, net of tax	22.3	8.7	(11.4)
Comprehensive income for the period, net of tax	€ 9,456.7	€ 10,301.2	€ 3.8